North Carolina Facility	12 Months Ended
Dec. 31, 2017
North Carolina Facility
North Carolina Facility

Note 11 - North Carolina Facility

On July 20, 2016, DM suspended its North Carolina transaction verification services facility operations. The recent reduction in the block reward from 25 bitcoins to 12.5 bitcoins, often referred to as the halving, coupled with the facilities cooling system failing, has resulted in DM being unable to meet certain of its financial commitments. The Company subsequently ceased operations at DM.

On August 8, 2016, DM discovered that its facility in North Carolina was broken into and certain of its equipment and approximately 165 Bitmain transaction verification servers leased from CSC were stolen. The value of the stolen equipment owned by the Company did not appear to be material. The Company reported the theft to local authorities as well its insurance company regarding next steps. The Company received payment from the insurance company in the amount of approximately $85,000 and has assigned the payment to the benefit of CSC as part of the settlement agreement with CSC the Company’s equipment finance provider which owned the stolen serves.

On September 1, 2016, DM gave cancelation notice to the landlord with respect to the Lease of its North Carolina facility.